CAPITAL STRUCTURE AND FINANCIAL ITEMS - DERIVATIVE FINANCIAL INSTRUMENTS - Expected Timing of Income Statement Impact (Details) - DKK DKK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative financial instruments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Recognised in Other comprehensive income, asset	DKK 2,072	DKK 276
Derivative financial instruments | Cash flow hedges
Disclosure of maturity analysis for derivative financial liabilities [line items]
Recognised in Other comprehensive income, asset	2,072	276
Derivative financial instruments | Cash flow hedges | 0-12 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Recognised in Other comprehensive income, asset	2,072	236
Derivative financial instruments | Cash flow hedges | More than 12 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Recognised in Other comprehensive income, asset	0	40
Derivative financial instruments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Recognised in Other comprehensive income, liability	45	2,191
Derivative financial instruments | Cash flow hedges
Disclosure of maturity analysis for derivative financial liabilities [line items]
Recognised in Other comprehensive income, liability	45	2,191
Derivative financial instruments | Cash flow hedges | 0-12 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Recognised in Other comprehensive income, liability	45	2,191
Derivative financial instruments | Cash flow hedges | More than 12 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Recognised in Other comprehensive income, liability	DKK 0	DKK 0